Investments in Subsidiaries and Associates - Summary of Financial Information of Associate (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 12, 2020
Disclosure of financial information of associate [line items]
Non-current assets	$ 159,248		$ 109,467	$ 50,842
Current Assets	83,339		129,347	237,992
Non-current liabilities	99,905		66,773	68,477
Current liabilities	84,662		123,682	46,560
Net assets (100%)				3,939	$ 4,000
Revenue	128,771	$ 22,503	79,272	16,034
Total comprehensive loss	(75,789)	$ (89,283)	(184,451)	$ (149,980)
Higi SH Holdings Inc. [member]
Disclosure of financial information of associate [line items]
Non-current assets	684		1,792
Current Assets	8,250		10,403
Non-current liabilities	7,000		8,670
Current liabilities	3,244		4,661
Net assets (100%)	(1,310)		(1,136)
Revenue	4,621		9,486
Total comprehensive loss	$ (5,621)		$ (13,558)